Quarterly Report
July 31, 2023
MFS®  Global Alternative
Strategy Fund
DTR-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.8%
Aerospace & Defense – 1.8%
AeroVironment, Inc. (a)	202	$19,242
Boeing Co. (a)	149	35,589
CACI International, Inc., “A” (a)	286	100,226
General Dynamics Corp.	2,139	478,238
Honeywell International, Inc. (f)	1,347	261,493
Howmet Aerospace, Inc.	4,544	232,380
KBR, Inc.	3,042	187,053
Kratos Defense & Security Solutions, Inc. (a)	707	10,669
L3Harris Technologies, Inc.	176	33,350
Leidos Holdings, Inc.	794	74,263
MTU Aero Engines Holding AG	512	119,513
Northrop Grumman Corp.	745	331,525
Rolls-Royce Holdings PLC (a)	110,377	261,844
RTX Corp.	292	25,675
Singapore Technologies Engineering Ltd.	33,100	92,847
Teledyne Technologies, Inc. (a)	156	59,987
Textron, Inc.	1,943	151,107
Thales S.A.	260	38,864
		$2,513,865
Airlines – 0.1%
Alaska Air Group, Inc. (a)	436	$21,203
Delta Air Lines, Inc.	741	34,279
Ryanair Holdings PLC, ADR (a)	318	32,604
		$88,086
Alcoholic Beverages – 0.9%
Carlsberg Group	211	$31,647
China Resources Beer Holdings Co. Ltd.	14,000	89,667
Constellation Brands, Inc., “A”	98	26,734
Diageo PLC	7,857	342,579
Kirin Holdings Co. Ltd.	2,700	39,903
Pernod Ricard S.A.	3,559	784,972
		$1,315,502
Apparel Manufacturers – 1.2%
Burberry Group PLC	853	$24,335
Canada Goose Holdings, Inc. (a)	2,508	45,746
Compagnie Financiere Richemont S.A.	1,661	267,230
Deckers Outdoor Corp. (a)	82	44,583
LVMH Moet Hennessy Louis Vuitton SE	981	914,769
NIKE, Inc., “B”	710	78,377
On Holding AG (a)	705	25,380
PVH Corp.	1,256	112,588
Skechers USA, Inc., “A” (a)	2,506	139,284
Under Amour, Inc., “C” (a)	3,722	27,617
VF Corp.	845	16,739
		$1,696,648
Automotive – 0.6%
Aptiv PLC (a)	395	$43,248
Bridgestone Corp.	1,000	41,423
Compagnie Generale des Etablissements Michelin	1,393	45,596
Copart, Inc. (a)	1,874	165,643
DENSO Corp.	900	62,509
Koito Manufacturing Co. Ltd.	2,400	44,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Lear Corp.	747	$115,606
LKQ Corp.	2,230	122,182
Methode Electronics, Inc.	979	32,934
Niterra Co. Ltd.	3,500	73,855
Stanley Electric Co. Ltd.	2,400	44,258
Visteon Corp. (a)	558	85,982
		$877,275
Biotechnology – 0.5%
Abcam PLC, ADR (a)	1,744	$40,879
Adaptive Biotechnologies Corp. (a)	1,862	15,715
AlloVir, Inc. (a)(l)	997	3,280
BioAtla, Inc. (a)	635	1,899
Biogen, Inc. (a)	925	249,926
BioXcel Therapeutics, Inc. (a)(l)	690	6,307
CSL Ltd.	351	63,308
Gilead Sciences, Inc.	3,306	251,719
Immunocore Holdings PLC, ADR (a)	436	28,767
Lyell Immunopharma, Inc. (a)	1,264	3,653
MaxCyte, Inc. (a)	2,376	10,621
Oxford Nanopore Technologies PLC (a)	4,174	14,131
Prelude Therapeutics, Inc. (a)	613	2,397
Sana Biotechnology, Inc. (a)(l)	976	5,719
		$698,321
Broadcasting – 0.4%
Netflix, Inc. (a)	848	$372,246
Omnicom Group, Inc.	1,515	128,199
Walt Disney Co. (a)	340	30,223
		$530,668
Brokerage & Asset Managers – 1.9%
Apollo Global Management, Inc.	3,935	$321,529
Bank of New York Mellon Corp.	4,557	206,705
Bolsa Mexicana de Valores S.A. de C.V.	28,400	60,209
Cboe Global Markets, Inc.	198	27,657
Charles Schwab Corp.	695	45,939
Citigroup, Inc.	16,650	793,539
CME Group, Inc.	196	38,996
Computershare Ltd.	7,857	132,361
Deutsche Boerse AG	998	191,260
Euronext N.V.	1,132	86,191
Evercore Partners, Inc.	286	38,627
GCM Grosvenor, Inc., “A”	3,956	31,055
Hamilton Lane, Inc., “A”	385	34,045
Hong Kong Exchanges & Clearing Ltd.	1,700	71,018
Invesco Ltd.	1,138	19,118
London Stock Exchange Group PLC	969	105,231
NASDAQ, Inc. (f)	4,241	214,128
Omni Bridgeway Ltd. (a)	20,491	38,814
Raymond James Financial, Inc.	541	59,548
Schroders PLC	12,469	73,498
TMX Group Ltd.	3,708	82,391
TPG, Inc.	685	20,159
WisdomTree Investments, Inc.	5,653	39,345
		$2,731,363

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 2.4%
Accenture PLC, “A”	2,749	$869,646
Amdocs Ltd.	294	27,530
Bunzl PLC	864	32,023
CoStar Group, Inc. (a)	4,436	372,491
Endava PLC, ADR (a)	439	23,030
Equifax, Inc. (f)	891	181,835
ExlService Holdings, Inc. (a)	515	72,589
Experian PLC	3,469	133,959
Global Payments, Inc.	248	27,342
HireRight Holdings Corp. (a)	2,027	21,709
Intertek Group PLC	1,814	101,547
Keywords Studios PLC	1,670	37,763
Morningstar, Inc.	306	70,527
MSCI, Inc.	783	429,147
Nomura Research Institute Ltd.	2,297	65,084
Remitly Global, Inc. (a)	1,833	35,340
Secom Co. Ltd.	300	20,103
SGS S.A.	1,563	151,344
Shift4 Payments, Inc. (a)	512	35,323
TaskUs, Inc., “A” (a)	1,128	13,604
Thoughtworks Holding, Inc. (a)	8,323	59,010
TriNet Group, Inc. (a)	251	26,413
Tyler Technologies, Inc. (a)	282	111,850
Verisk Analytics, Inc., “A”	1,942	444,601
WNS (Holdings) Ltd., ADR (a)	1,139	78,716
		$3,442,526
Cable TV – 0.3%
Cable One, Inc.	42	$30,405
Comcast Corp., “A” (f)	7,741	350,358
		$380,763
Chemicals – 0.3%
Avient Corp.	1,048	$42,476
Eastman Chemical Co.	582	49,808
Element Solutions, Inc.	4,195	87,927
Givaudan S.A.	47	158,400
IMCD Group N.V.	564	85,545
		$424,156
Computer Software – 6.1%
ACI Worldwide, Inc. (a)	1,759	$40,791
Adobe Systems, Inc. (a)(f)	581	317,325
Alkami Technology, Inc. (a)	2,360	39,837
ANSYS, Inc. (a)	768	262,733
Atlassian Corp. (a)	495	90,060
Autodesk, Inc. (a)	971	205,842
Black Knight, Inc. (a)	400	28,128
Cadence Design Systems, Inc. (a)(f)	3,615	845,946
Check Point Software Technologies Ltd. (a)	158	20,889
Computer Modelling Group Ltd.	24,541	133,997
Dassault Systemes SE	5,092	217,704
Definitive Healthcare Corp. (a)	2,397	28,356
DoubleVerify Holdings, Inc. (a)	1,576	66,350
Dun & Bradstreet Holdings, Inc.	5,600	66,192
EMIS Group PLC	3,377	62,928
Intuit, Inc.	219	112,062
Kinaxis, Inc. (a)	1,375	186,701
Microsoft Corp. (f)	10,675	3,585,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
NICE Systems Ltd., ADR (a)	96	$20,914
Nutanix, Inc. (a)	8,804	265,881
OBIC Co. Ltd.	1,000	163,568
Pagerduty, Inc. (a)	1,468	38,051
Palo Alto Networks, Inc. (a)	1,813	453,177
Paycor HCM, Inc. (a)	2,067	55,520
Paylocity Holding Corp. (a)	140	31,759
Procore Technologies, Inc. (a)	718	54,460
Sabre Corp. (a)	6,857	28,114
Salesforce, Inc. (a)	317	71,328
SAP SE	4,827	660,226
Synopsys, Inc. (a)	830	374,994
Wisetech Global Ltd.	1,337	77,045
		$8,606,824
Computer Software - Systems – 3.9%
Alten S.A.	563	$81,091
Amadeus IT Group S.A.	9,579	686,904
Apple, Inc.	13,839	2,718,672
Arista Networks, Inc. (a)	309	47,923
Cancom SE	1,218	35,087
Constellation Software, Inc.	145	306,347
Five9, Inc. (a)	793	69,586
Fujitsu Ltd.	700	90,461
Hitachi Ltd.	10,500	686,247
Nuvei Corp. (a)	1,404	47,890
Q2 Holdings, Inc. (a)	1,274	45,189
Rapid7, Inc. (a)	688	31,586
Samsung Electronics Co. Ltd.	5,372	294,171
Seagate Technology Holdings PLC	344	21,844
ServiceNow, Inc. (a)	255	148,665
Softchoice Corp.	2,582	29,763
Venture Corp. Ltd.	5,800	65,339
Verint Systems, Inc. (a)	1,180	44,097
Zebra Technologies Corp., “A” (a)	132	40,651
		$5,491,513
Conglomerates – 0.1%
Ansell Ltd.	4,380	$71,021
Construction – 1.0%
AZEK Co., Inc. (a)	1,868	$58,282
Essex Property Trust, Inc., REIT	162	39,455
Fortune Brands Innovations, Inc.	381	27,078
Masco Corp.	1,279	77,610
Mid-America Apartment Communities, Inc., REIT	133	19,905
Sherwin-Williams Co. (s)	482	133,273
Stanley Black & Decker, Inc.	344	34,149
Summit Materials, Inc., “A” (a)	1,968	71,202
Techtronic Industries Co. Ltd.	6,000	67,740
Toll Brothers, Inc. (f)	4,998	401,489
Vulcan Materials Co.	2,250	496,125
		$1,426,308
Consumer Products – 1.7%
Church & Dwight Co., Inc.	1,331	$127,337
Colgate-Palmolive Co. (f)	4,824	367,878
Estee Lauder Cos., Inc., “A”	541	97,380
Helen of Troy Ltd. (a)	345	48,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
International Flavors & Fragrances, Inc.	521	$44,082
Kao Corp.	1,200	45,566
Kenvue, Inc. (l)	1,644	38,930
Kimberly-Clark Corp.	2,063	266,333
Kobayashi Pharmaceutical Co. Ltd.	3,000	164,861
L’Oréal S.A.	544	253,128
Newell Brands, Inc.	5,920	66,067
ODDITY Tech Ltd. (a)	306	16,307
Prestige Consumer Healthcare, Inc. (a)	992	64,688
Reckitt Benckiser Group PLC	10,034	751,767
		$2,353,073
Consumer Services – 1.1%
Airbnb, Inc., “A” (a)(f)	887	$134,993
Asante, Inc.	5,900	71,083
Avis Budget Group, Inc. (a)	61	13,438
Booking Holdings, Inc. (a)	248	736,758
Boyd Group Services, Inc.	222	40,785
Bright Horizons Family Solutions, Inc. (a)	2,620	254,219
Carsales.com Ltd.	1,581	26,400
European Wax Center, Inc., “A” (a)	2,475	47,941
Grand Canyon Education, Inc. (a)	289	31,371
Meitec Corp.	5,600	101,852
Persol Holdings Co. Ltd.	1,300	25,659
Seek Ltd.	1,045	17,478
		$1,501,977
Containers – 0.2%
Ardagh Metal Packaging S.A.	5,801	$21,928
Avery Dennison Corp.	194	35,698
Crown Holdings, Inc.	357	33,115
Graphic Packaging Holding Co.	2,472	59,823
Silgan Holdings, Inc.	1,040	45,604
Verallia	1,073	47,568
WestRock Co.	1,376	45,807
		$289,543
Electrical Equipment – 2.0%
AMETEK, Inc.	2,246	$356,216
Berry Global, Inc.	1,354	88,782
Johnson Controls International PLC	1,497	104,116
Legrand S.A.	2,964	296,953
Littlefuse, Inc.	197	60,006
Mitsubishi Electric Corp.	3,400	49,017
nVent Electric PLC	2,023	106,976
Rockwell Automation, Inc.	422	141,914
Schneider Electric SE	7,288	1,298,452
Sensata Technologies Holding PLC	2,834	119,736
TE Connectivity Ltd.	446	63,997
TriMas Corp.	1,711	44,075
Vertiv Holdings Co.	995	25,880
WESCO International, Inc.	374	65,663
		$2,821,783
Electronics – 4.1%
Advanced Energy Industries, Inc.	574	$71,853
Advanced Micro Devices (a)	913	104,447
Allegro MicroSystems, Inc. (a)	1,022	52,745
Analog Devices, Inc.	1,775	354,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Applied Materials, Inc.	4,523	$685,642
ASM International N.V.	594	282,630
ASM Pacific Technology Ltd.	4,600	44,738
ASML Holding N.V.	60	43,026
ASML Holding N.V., ADR	297	212,774
Cohu, Inc. (a)	958	41,817
Corning, Inc.	1,040	35,298
Flex Ltd. (a)	1,976	54,063
Formfactor, Inc. (a)	1,455	54,068
Intel Corp.	4,608	164,828
KLA Corp.	110	56,534
Kyocera Corp.	1,000	53,731
Lam Research Corp.	222	159,505
Marvell Technology, Inc.	1,055	68,712
Melexis N.V.	292	31,431
Micron Technology, Inc.	3,587	256,076
Monolithic Power Systems, Inc.	429	240,021
Nova Ltd. (a)	307	38,050
NVIDIA Corp. (f)	2,669	1,247,197
NXP Semiconductors N.V.	735	163,890
ON Semiconductor Corp. (a)	497	53,552
Plexus Corp. (a)	385	37,919
ROHM Co. Ltd.	400	37,395
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	65,693
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,689	663,214
Texas Instruments, Inc. (f)	1,886	339,480
		$5,714,495
Energy - Independent – 2.0%
Chesapeake Energy Corp.	449	$37,869
CNX Resources Corp. (a)	2,709	55,264
ConocoPhillips (s)	2,621	308,544
Devon Energy Corp.	840	45,360
Diamondback Energy, Inc.	1,087	160,137
Hess Corp.	733	111,218
Marathon Petroleum Corp.	1,715	228,129
Matador Resources Co.	1,764	98,131
Permian Resources Corp.	6,751	78,919
Phillips 66	1,429	159,405
Pioneer Natural Resources Co.	1,681	379,351
Reliance Industries Ltd.	11,913	369,236
Valero Energy Corp.	2,844	366,620
Viper Energy Partners LP	1,604	43,501
Woodside Energy Group Ltd.	16,569	422,806
		$2,864,490
Energy - Integrated – 0.8%
Eni S.p.A.	4,470	$68,237
Exxon Mobil Corp. (f)	1,403	150,458
Galp Energia SGPS S.A., “B”	5,086	67,664
Shell PLC	6,929	210,392
TotalEnergies SE	9,468	575,260
		$1,072,011
Energy - Renewables – 0.1%
AES Corp.	2,031	$43,931
Nextracker, Inc. “A” (a)	261	11,053
Orsted A/S	239	20,848
		$75,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.4%
Comfort Systems USA, Inc.	406	$70,632
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	737	26,731
EMCOR Group, Inc.	1,128	242,565
Jacobs Solutions, Inc.	556	69,728
Prologis Property Mexico S.A. de C.V., REIT	16,175	59,918
Quanta Services, Inc.	225	45,364
TopBuild Corp. (a)	192	52,595
		$567,533
Entertainment – 0.2%
CTS Eventim AG	1,000	$68,224
Spotify Technology S.A. (a)	747	111,609
Vivid Seats, Inc., “A” (a)	3,748	31,221
		$211,054
Food & Beverages – 2.4%
Archer Daniels Midland Co.	5,650	$480,024
Britvic PLC	6,430	71,297
Chocoladefabriken Lindt & Sprungli AG	31	378,946
Coca-Cola Europacific Partners PLC	600	38,034
Danone S.A.	734	44,814
Duckhorn Portfolio, Inc. (a)	3,388	42,621
Hostess Brands, Inc. (a)	1,754	42,166
Ingredion, Inc.	503	55,964
J.M. Smucker Co.	329	49,564
Mondelez International, Inc.	492	36,472
Morinaga & Co. Ltd.	2,900	94,237
Nestle S.A.	10,220	1,252,581
Nestle S.A., ADR	2,763	339,573
Nomad Foods Ltd. (a)	3,499	62,212
Oatly Group AB, ADR (a)(l)	9,568	15,213
PepsiCo, Inc.	271	50,802
S Foods, Inc.	3,500	82,417
Toyo Suisan Kaisha Ltd.	5,800	240,089
		$3,377,026
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	1,510	$32,812
JM Holdings Co. Ltd.	5,100	69,510
Kroger Co.	5,530	268,979
Patlac Corp.	2,100	70,485
Seven & I Holdings Co. Ltd.	300	12,427
Sundrug Co. Ltd.	3,500	103,230
		$557,443
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	9,858	$100,157
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	6,511	$61,583
Gaming & Lodging – 0.9%
Aristocrat Leisure Ltd.	1,570	$41,476
Flutter Entertainment PLC (a)	1,279	254,582
Genius Sports Ltd. (a)	4,427	34,708
Hyatt Hotels Corp.	2,104	265,841
International Game Technology PLC	2,710	91,679
Las Vegas Sands Corp. (a)	1,585	94,799
Marriott International, Inc., “A”	1,478	298,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
MGM Resorts International	1,847	$93,772
Penn Entertainment, Inc. (a)	2,691	70,746
Sands China Ltd. (a)	8,400	32,043
Whitbread PLC	706	31,703
		$1,309,624
General Merchandise – 0.2%
Dollar General Corp.	366	$61,803
Dollar Tree, Inc. (a)	46	7,099
Dollarama, Inc.	2,113	139,184
Five Below, Inc. (a)	284	59,169
Ollie's Bargain Outlet Holdings, Inc. (a)	717	52,255
		$319,510
Health Maintenance Organizations – 0.7%
Cigna Group (f)	2,873	$847,822
Humana, Inc.	194	88,625
		$936,447
Insurance – 4.0%
AIA Group Ltd.	56,200	$557,756
American International Group, Inc.	7,633	460,117
Ameriprise Financial, Inc.	2,280	794,466
Aon PLC	2,108	671,398
Arthur J. Gallagher & Co.	1,375	295,350
Assurant, Inc.	605	81,378
Beazley PLC	30,698	216,089
Chubb Ltd.	246	50,285
Cincinnati Financial Corp.	232	24,958
CNO Financial Group, Inc.	1,605	41,281
Corebridge Financial, Inc.	1,279	23,930
Equitable Holdings, Inc.	22,601	648,423
Everest Group Ltd.	629	226,761
Hanover Insurance Group, Inc.	432	49,023
Hartford Financial Services Group, Inc.	1,002	72,024
Hiscox Ltd.	2,288	31,683
Marsh & McLennan Cos., Inc.	1,840	346,693
MetLife, Inc. (f)	4,752	299,233
Progressive Corp.	3,073	387,136
Selective Insurance Group, Inc.	312	32,195
Steadfast Group Ltd.	14,348	56,187
Voya Financial, Inc.	634	47,081
Willis Towers Watson PLC	457	96,578
Zurich Insurance Group AG	164	79,137
		$5,589,162
Internet – 3.2%
Alphabet, Inc., “A” (a)	11,372	$1,509,292
Alphabet, Inc., “C” (a)	8,840	1,176,692
Gartner, Inc. (a)	496	175,381
MakeMyTrip Ltd. (a)	828	23,821
Meta Platforms, Inc., “A” (a)(f)	3,530	1,124,658
NAVER Corp.	1,077	191,801
Tencent Holdings Ltd.	6,900	313,552
		$4,515,197

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Brunswick Corp.	1,452	$125,322
Corsair Gaming, Inc. (a)	515	9,517
Electronic Arts, Inc.	439	59,858
Funko, Inc., “A” (a)	2,782	22,701
Hasbro, Inc.	527	34,023
Hayward Holdings, Inc. (a)	2,518	33,640
Mattel, Inc. (a)	1,769	37,680
Take-Two Interactive Software, Inc. (a)	839	128,317
VTech Holdings Ltd.	15,800	98,359
Yamaha Corp.	700	27,062
		$576,479
Machinery & Tools – 2.7%
AGCO Corp. (f)	4,582	$609,864
Azbil Corp.	2,100	66,130
Crane Co.	677	63,428
Daikin Industries Ltd.	600	121,000
Eaton Corp. PLC	1,577	323,790
ESAB Corp.	689	47,334
Flowserve Corp.	1,157	43,688
GEA Group AG	10,097	428,413
Illinois Tool Works, Inc.	941	247,784
Ingersoll Rand, Inc.	916	59,787
ITT, Inc.	659	65,636
PACCAR, Inc.	652	56,157
RB Global, Inc.	1,360	87,693
RB Global, Inc.	5,047	325,941
Regal Rexnord Corp.	679	106,046
SIG Combibloc Group AG	4,319	115,398
SMC Corp.	200	104,242
Spirax-Sarco Engineering PLC	2,232	318,669
Timken Co.	3,110	288,795
Toyota Industries Corp.	900	64,907
Wabtec Corp.	2,018	239,012
Weir Group PLC	1,653	38,927
		$3,822,641
Major Banks – 2.0%
Bank of America Corp.	6,306	$201,792
Bank of Ireland Group PLC	29,429	310,499
BNP Paribas	1,673	110,404
DBS Group Holdings Ltd.	9,800	252,489
JPMorgan Chase & Co.	6,004	948,392
Mitsubishi UFJ Financial Group, Inc.	8,000	64,443
Morgan Stanley	3,846	352,140
NatWest Group PLC	29,920	93,806
PNC Financial Services Group, Inc.	240	32,854
Regions Financial Corp.	1,872	38,133
Resona Holdings, Inc.	56,200	305,917
State Street Corp.	241	17,458
UBS AG	2,878	63,613
		$2,791,940
Medical & Health Technology & Services – 1.6%
Cardinal Health, Inc.	1,904	$174,159
Cencora, Inc.	333	62,238
Certara, Inc. (a)	1,764	34,345
CVS Health Corp. (f)	2,385	178,136
Fortrea Holdings, Inc. (a)	660	21,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
HealthEquity, Inc. (a)	911	$61,893
ICON PLC (a)	1,296	325,827
IDEXX Laboratories, Inc. (a)	203	112,610
IQVIA Holdings, Inc. (a)	1,114	249,269
Laboratory Corp. of America Holdings	141	30,164
McKesson Corp.	2,005	806,812
Premier, Inc., “A”	1,279	35,492
Universal Health Services, Inc.	305	42,383
Veeva Systems, Inc. (a)	577	117,835
		$2,252,257
Medical Equipment – 2.4%
Agilent Technologies, Inc.	1,481	$180,341
Agiliti Health, Inc. (a)	1,347	23,128
Becton, Dickinson and Co.	120	33,434
Boston Scientific Corp. (a)	5,898	305,811
Bruker BioSciences Corp.	525	36,078
ConvaTec Group PLC	12,940	34,641
CryoPort, Inc. (a)	1,508	24,234
DexCom, Inc. (a)	378	47,084
Envista Holdings Corp. (a)	3,312	113,966
EssilorLuxottica	2,160	434,468
Gerresheimer AG	1,506	178,335
Hogy Medical Co. Ltd.	2,400	52,550
Inari Medical, Inc. (a)	558	31,845
JEOL Ltd.	2,700	92,388
Maravai Lifesciences Holdings, Inc., “A” (a)	3,812	43,114
Medtronic PLC	536	47,039
Mettler-Toledo International, Inc. (a)	67	84,251
Nihon Kohden Corp.	2,200	57,959
OptiNose, Inc. (a)(l)	3,394	4,090
Outset Medical, Inc. (a)	621	12,780
PROCEPT BioRobotics Corp. (a)	786	27,070
QIAGEN N.V. (a)	6,054	283,894
Quidel Corp. (a)	406	35,468
Revvity, Inc.	205	25,205
Shimadzu Corp.	7,400	224,239
Shockwave Medical, Inc. (a)	250	65,150
Silk Road Medical, Inc. (a)	573	13,087
Smith & Nephew PLC	4,965	75,506
Sotera Health Co. (a)	914	17,348
STERIS PLC	1,096	247,203
Teleflex, Inc.	107	26,875
Terumo Corp.	1,400	45,770
Thermo Fisher Scientific, Inc. (s)	566	310,542
Waters Corp. (a)	248	68,500
Zimmer Biomet Holdings, Inc.	329	45,451
		$3,348,844
Metals & Mining – 0.4%
Glencore PLC	49,571	$301,258
Iluka Resources Ltd.	9,180	63,019
Kaiser Aluminum Corp.	221	17,945
United States Steel Corp.	8,956	228,378
		$610,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	185	$22,516
China Resources Gas Group Ltd.	6,200	21,385
DCC PLC	1,552	89,848
Italgas S.p.A.	16,985	100,098
New Jersey Resources Corp.	880	39,336
ONE Gas, Inc.	603	47,716
UGI Corp.	3,711	100,160
		$421,059
Natural Gas - Pipeline – 0.2%
APA Group	3,363	$22,589
Cheniere Energy, Inc.	870	140,818
Plains GP Holdings LP	5,407	84,836
Targa Resources Corp.	544	44,603
		$292,846
Network & Telecom – 0.7%
Equinix, Inc., REIT	326	$264,034
Fortinet, Inc. (a)	6,043	469,662
Motorola Solutions, Inc.	160	45,861
Qualcomm, Inc.	1,269	167,723
		$947,280
Oil Services – 0.4%
Cactus, Inc., “A”	1,194	$60,631
ChampionX Corp.	3,961	141,012
Expro Group Holdings N.V. (a)	2,045	45,379
Halliburton Co.	850	33,218
Helmerich & Payne	1,118	50,053
Schlumberger Ltd.	367	21,411
TechnipFMC PLC	6,336	116,202
Tenaris S.A., ADR	2,180	73,008
		$540,914
Other Banks & Diversified Financials – 2.8%
AIB Group PLC	64,972	$305,606
Air Lease Corp.	1,410	59,699
American Express Co. (f)	1,941	327,796
Bank of Hawaii Corp.	444	25,366
Brookline Bancorp, Inc.	3,038	32,446
CaixaBank S.A.	40,276	162,476
Cathay General Bancorp, Inc.	1,303	49,566
Chiba Bank Ltd.	47,000	329,940
Columbia Banking System, Inc.	3,272	73,129
Credicorp Ltd.	1,387	217,828
East West Bancorp, Inc.	1,160	72,164
Element Fleet Management Corp.	2,196	35,422
First Hawaiian, Inc.	1,523	31,511
First Interstate BancSystem, Inc.	1,419	40,768
Glacier Bancorp, Inc.	901	29,463
Hanmi Financial Corp.	1,202	22,838
HDFC Bank Ltd.	2,755	55,308
HDFC Bank Ltd., ADR	5,024	343,039
Herc Holdings, Inc.	208	27,837
Jio Financial Services Ltd. (a)	11,913	37,927
Julius Baer Group Ltd.	1,375	97,127
M&T Bank Corp.	329	46,014
Macquarie Group Ltd.	481	56,544
Metropolitan Bank & Trust Co.	91,317	99,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Moody's Corp.	65	$22,929
Northern Trust Corp.	789	63,215
Pacific Premier Bancorp, Inc.	1,925	49,164
Prosperity Bancshares, Inc.	1,132	71,678
Sandy Spring Bancorp, Inc.	730	17,863
SLM Corp.	13,828	223,737
Texas Capital Bancshares, Inc. (a)	504	32,180
Textainer Group Holdings Ltd.	768	31,565
UMB Financial Corp.	274	19,454
United Community Bank, Inc.	1,330	38,663
Visa, Inc., “A” (s)	3,244	771,196
Wintrust Financial Corp.	259	21,849
Zions Bancorporation NA (l)	1,095	41,884
		$3,984,945
Pharmaceuticals – 3.4%
ACELYRIN, Inc. (a)	732	$18,183
Amicus Therapeutics, Inc. (a)	1,648	22,446
Annexon, Inc. (a)	926	3,195
Argenx SE, ADR (a)	108	54,484
Bayer AG	4,161	243,116
Bristol-Myers Squibb Co.	3,424	212,939
Collegium Pharmaceutical, Inc. (a)	808	18,390
Eli Lilly & Co.	484	220,002
Harmony Biosciences Holdings (a)	595	21,045
Incyte Corp. (a)	936	59,642
Johnson & Johnson (f)	4,710	789,066
Kymera Therapeutics, Inc. (a)	471	10,305
Kyowa Kirin Co. Ltd.	2,700	51,546
Legend Biotech Corp., ADR (a)	1,605	121,210
Merck & Co., Inc. (f)	2,860	305,019
Merck KGaA	423	74,321
Neurocrine Biosciences, Inc. (a)	204	20,786
Novartis AG	1,906	199,047
Novo Nordisk A.S., “B”	1,026	165,343
Organon & Co.	2,087	45,872
Pfizer, Inc. (s)	9,997	360,492
Regeneron Pharmaceuticals, Inc. (a)	132	97,932
Roche Holding AG	2,689	834,406
Sanofi	500	53,375
Santen Pharmaceutical Co. Ltd.	4,900	42,778
SpringWorks Therapeutics, Inc. (a)	582	18,263
Suzuken Co. Ltd./Aichi Japan	3,000	87,492
Vertex Pharmaceuticals, Inc. (a)	1,446	509,484
Zoetis, Inc.	718	135,049
		$4,795,228
Pollution Control – 0.2%
GFL Environmental, Inc.	3,629	$123,894
Republic Services, Inc.	219	33,093
Waste Connections, Inc.	629	88,796
		$245,783
Precious Metals & Minerals – 0.9%
Agnico Eagle Mines Ltd.	6,623	$347,210
Agnico Eagle Mines Ltd.	1,281	67,137
Franco-Nevada Corp.	4,269	622,941
Wheaton Precious Metals Corp.	4,567	204,790
		$1,242,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,167	$146,532
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	2,358	$194,040
CSX Corp.	5,748	191,523
Norfolk Southern Corp.	143	33,404
Sankyu, Inc.	1,900	65,775
Union Pacific Corp.	751	174,247
		$658,989
Real Estate – 1.4%
Brixmor Property Group, Inc., REIT	2,981	$67,788
Broadstone Net Lease, Inc., REIT	3,009	49,047
Capland Ascendas, REIT	32,802	69,316
Cushman & Wakefield PLC (a)	2,122	20,859
Douglas Emmett, Inc., REIT	684	10,055
Empire State Realty Trust, REIT, “A”	4,562	40,830
Extra Space Storage, Inc., REIT	551	76,903
Grand City Properties S.A. (a)	1,400	11,545
Host Hotels & Resorts, Inc., REIT	12,321	226,706
Jones Lang LaSalle, Inc. (a)	240	39,972
LEG Immobilien SE (a)	942	66,660
LXP Industrial Trust, REIT	3,623	36,484
National Storage Affiliates Trust, REIT	942	31,830
Phillips Edison & Co., REIT	1,797	63,452
Prologis, Inc., REIT	2,489	310,503
Simon Property Group, Inc., REIT	2,815	350,749
Spirit Realty Capital, Inc., REIT	585	23,593
STAG Industrial, Inc., REIT	2,747	99,716
Sun Communities, Inc., REIT	308	40,132
TAG Immobilien AG (a)	16,914	190,154
Two Harbors Investment Corp., REIT	1,963	26,324
VICI Properties, Inc., REIT	1,725	54,303
W.P. Carey, Inc., REIT	457	30,861
		$1,937,782
Restaurants – 0.4%
Aramark	1,044	$42,146
Chipotle Mexican Grill, Inc., “A” (a)	52	102,038
Greggs PLC	3,279	116,228
Jack in the Box, Inc.	314	31,215
Sodexo	912	93,596
Starbucks Corp.	312	31,690
U.S. Foods Holding Corp. (a)	1,963	83,879
Wendy's Co.	2,679	57,572
Yum China Holdings, Inc.	596	36,368
		$594,732
Specialty Chemicals – 2.1%
Air Products & Chemicals, Inc.	486	$148,390
Akzo Nobel N.V.	423	36,165
Ashland, Inc.	1,113	101,684
Axalta Coating Systems Ltd. (a)	3,948	126,336
Chemours Co.	8,865	327,828
Corteva, Inc.	806	45,483
Croda International PLC	1,821	137,648
Dow, Inc.	513	28,969
DuPont de Nemours, Inc.	1,168	90,672
Kansai Paint Co. Ltd.	5,100	83,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Linde PLC	2,996	$1,170,447
Nitto Denko Corp.	1,000	70,994
Novozymes A/S	2,060	103,344
Quaker Chemical Corp.	144	28,855
Sika AG	1,412	438,310
Symrise AG	563	61,518
		$3,000,134
Specialty Stores – 2.5%
ACV Auctions, Inc. (a)	1,808	$31,622
Amazon.com, Inc. (a)(f)	9,086	1,214,617
AutoZone, Inc. (a)	175	434,301
Builders FirstSource, Inc. (a)	3,115	449,899
Costco Wholesale Corp. (f)	214	119,983
Home Depot, Inc.	172	57,421
Lowe's Cos., Inc.	1,294	303,145
Lululemon Athletica, Inc. (a)	422	159,740
Monro Muffler Brake, Inc.	636	23,309
O'Reilly Automotive, Inc. (a)	455	421,234
Petco Health & Wellness Co., Inc. (a)	3,996	32,607
Ross Stores, Inc.	532	60,989
Ryohin Keikaku Co. Ltd.	3,500	45,378
Target Corp.	178	24,292
Ulta Beauty, Inc. (a)	205	91,184
ZOZO, Inc.	3,100	60,403
Zumiez, Inc. (a)	1,370	25,838
		$3,555,962
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	6,100	$40,098
Cellnex Telecom S.A.	3,137	128,101
Infrastrutture Wireless Italiane S.p.A.	7,766	97,470
KDDI Corp.	1,400	41,203
Liberty Broadband Corp. (a)	339	30,215
SBA Communications Corp., REIT	251	54,956
SoftBank Group Corp.	500	25,453
T-Mobile US, Inc. (a)	68	9,368
		$426,864
Telephone Services – 0.2%
AT&T, Inc. (f)	15,335	$222,664
Hellenic Telecommunications Organization S.A.	1,613	25,450
NOS, SGPS S.A.	10,730	40,772
		$288,886
Tobacco – 0.6%
Altria Group, Inc.	13,020	$591,368
British American Tobacco PLC	2,723	91,400
Philip Morris International, Inc. (f)	1,347	134,323
		$817,091
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,429	$86,812
RXO, Inc. (a)	1,872	41,277
Schneider National, Inc.	1,421	43,781
Seino Holdings Co. Ltd.	8,500	133,566
SG Holdings Co. Ltd.	3,500	51,037
XPO Logistics, Inc. (a)	1,837	127,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Yamato Holdings Co. Ltd.	2,600	$48,650
		$532,317
Utilities - Electric Power – 1.9%
Alliant Energy Corp.	427	$22,947
Black Hills Corp.	899	54,237
CenterPoint Energy, Inc.	1,381	41,554
CLP Holdings Ltd.	3,500	28,475
CMS Energy Corp.	688	42,016
Dominion Energy, Inc. (f)	6,016	322,157
Duke Energy Corp. (f)	3,494	327,108
E.ON SE	3,121	39,480
Edison International	2,635	189,615
Eversource Energy	452	32,693
Iberdrola S.A.	6,236	77,855
NextEra Energy, Inc.	380	27,854
PG&E Corp. (a)	22,171	390,431
Pinnacle West Capital Corp.	529	43,812
Portland General Electric Co.	1,235	58,872
PPL Corp.	675	18,583
Public Service Enterprise Group, Inc.	788	49,738
Sempra Energy	278	41,428
Southern Co.	4,271	308,964
Vistra Corp.	21,927	615,272
		$2,733,091
Total Common Stocks		$105,098,053
Bonds – 19.5%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$59,986
Boeing Co., 5.15%, 5/01/2030	42,000	41,644
Boeing Co., 5.805%, 5/01/2050	166,000	166,960
General Dynamics Corp., 3.625%, 4/01/2030	96,000	89,896
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	77,000	77,193
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	62,000	62,428
RTX Corp., 1.9%, 9/01/2031	50,000	39,507
RTX Corp., 2.375%, 3/15/2032	78,000	63,483
		$601,097
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$52,000	$48,913
Tapestry, Inc., 3.05%, 3/15/2032	41,000	32,740
		$81,653
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)	$988,379	$51,085
ACREC 2021-FL1 Ltd., “A”, FLR, 6.494% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	110,960	109,560
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	100,000	98,957
BDS 2021-FL7 Ltd., “B”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	100,000	96,927
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)	1,215,866	82,999
KREF 2018-FT1 Ltd., “A”, FLR, 6.406% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	100,000	97,030
KREF 2018-FT1 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	95,225
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	98,000	97,755
PFP III 2021-8 Ltd., “A”, FLR, 6.316% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	56,999	56,022
PFP III 2021-8 Ltd., “AS”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	104,000	98,863
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	28,000	27,872
		$912,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.1%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$60,000	$61,931
LKQ Corp., 5.75%, 6/15/2028 (n)	21,000	20,885
		$82,816
Broadcasting – 0.5%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$113,000	$73,554
Discovery Communications LLC, 3.625%, 5/15/2030	150,000	132,156
Discovery Communications LLC, 4%, 9/15/2055	119,000	78,881
Walt Disney Co., 3.35%, 3/24/2025	80,000	77,598
Walt Disney Co., 3.5%, 5/13/2040	141,000	115,067
Walt Disney Co., 3.8%, 5/13/2060	150,000	116,997
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	108,000	95,790
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	60,000	48,793
		$738,836
Brokerage & Asset Managers – 0.4%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$106,000	$82,408
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	53,000	53,464
Charles Schwab Corp., 1.95%, 12/01/2031	53,000	41,200
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	85,000	80,105
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	84,000	73,853
National Securities Clearing Corp., 5.15%, 5/30/2025 (n)	250,000	249,740
		$580,770
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$153,000	$138,429
Vulcan Materials Co., 4.5%, 6/15/2047	50,000	43,900
		$182,329
Business Services – 0.5%
Equifax, Inc., 2.35%, 9/15/2031	$66,000	$52,174
Equinix, Inc., 2.5%, 5/15/2031	174,000	141,903
Fiserv, Inc., 4.4%, 7/01/2049	134,000	112,494
Mastercard, Inc., 3.85%, 3/26/2050	143,000	122,072
Visa, Inc., 2.05%, 4/15/2030	131,000	111,552
Visa, Inc., 2.7%, 4/15/2040	88,000	66,965
Visa, Inc., 2%, 8/15/2050	107,000	64,821
		$671,981
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$78,000	$76,609
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	52,000	42,487
Comcast Corp., 3.75%, 4/01/2040	65,000	54,367
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	112,000	112,503
		$285,966
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$97,000	$91,728
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$56,110
Microsoft Corp., 2.525%, 6/01/2050	206,000	140,324
Oracle Corp., 5.55%, 2/06/2053	76,000	72,879
		$269,313
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 8/05/2031	$288,000	$235,823
Apple, Inc., 2.65%, 5/11/2050	196,000	134,809
		$370,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$87,000	$85,364
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	79,000	78,518
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	68,000	67,888
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	52,000	51,862
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	141,000	137,274
		$420,906
Consumer Products – 0.1%
Kenvue, Inc., 5.1%, 3/22/2043 (n)	$71,000	$71,203
Kenvue, Inc., 5.05%, 3/22/2053 (n)	65,000	65,346
Mattel, Inc., 3.75%, 4/01/2029 (n)	47,000	42,053
		$178,602
Consumer Services – 0.3%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$79,549
Booking Holdings, Inc., 4.625%, 4/13/2030	97,000	95,091
CBRE Group, Inc., 5.95%, 8/15/2034	177,000	178,294
		$352,934
Containers – 0.0%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$63,000	$62,222
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$104,000	$96,745
Electronics – 0.1%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$74,000	$55,955
Intel Corp., 5.7%, 2/10/2053	55,000	56,075
Lam Research Corp., 1.9%, 6/15/2030	32,000	26,588
Lam Research Corp., 4.875%, 3/15/2049	59,000	56,589
		$195,207
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$200,000	$203,906
Energy - Independent – 0.3%
EQT Corp., 3.625%, 5/15/2031 (n)	$131,000	$113,392
Hess Corp., 5.8%, 4/01/2047	88,000	85,951
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	54,138
Occidental Petroleum Corp., 4.4%, 4/15/2046	51,000	40,384
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	83,258
		$377,123
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$68,637
BP Capital Markets America, Inc., 4.812%, 2/13/2033	78,000	76,707
BP Capital Markets America, Inc., 3.001%, 3/17/2052	39,000	26,645
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	195,079
		$367,068
Financial Institutions – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$138,470
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	93,985
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	88,353
		$320,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$150,000	$155,661
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	200,473
Constellation Brands, Inc., 2.25%, 8/01/2031	51,000	41,283
Constellation Brands, Inc., 4.1%, 2/15/2048	172,000	138,744
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	69,000	59,165
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	81,971
Kraft Heinz Foods Co., 5.5%, 6/01/2050	86,000	85,266
Mars, Inc., 4.55%, 4/20/2028 (n)	150,000	147,475
SYSCO Corp., 2.45%, 12/14/2031	52,000	42,349
SYSCO Corp., 4.45%, 3/15/2048	52,000	44,200
		$996,587
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031	$157,000	$132,917
Marriott International, Inc., 3.5%, 10/15/2032	128,000	110,767
VICI Properties LP, REIT, 4.75%, 2/15/2028	61,000	58,150
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	44,273
		$346,107
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$149,299
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$101,282
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	96,711
Equitable Holdings, Inc., 5.594%, 1/11/2033	180,000	178,084
		$376,077
Insurance - Health – 0.3%
Centene Corp., 2.625%, 8/01/2031	$109,000	$87,158
Humana, Inc., 4.95%, 10/01/2044	100,000	90,401
Humana, Inc., 5.5%, 3/15/2053	17,000	16,788
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	92,339
UnitedHealth Group, Inc., 2.3%, 5/15/2031	57,000	48,019
UnitedHealth Group, Inc., 4.625%, 7/15/2035	60,000	58,762
UnitedHealth Group, Inc., 5.875%, 2/15/2053	65,000	71,543
		$465,010
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$112,000	$110,120
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	105,000	83,796
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	64,424
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	53,000	51,636
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	115,000	113,439
		$423,415
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$157,122
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$196,100
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$194,506
CNH Industrial N.V., 3.85%, 11/15/2027	169,000	159,845
		$354,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 4.1%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$108,000	$82,591
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	86,000	82,813
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	154,674
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	70,000	58,646
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	149,000	123,415
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	41,000	41,851
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	40,000	41,425
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	159,302
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	80,000	80,302
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	66,000	66,630
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	137,802
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	223,307
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	167,000	151,205
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	200,000	186,200
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	200,000	160,626
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	165,000	156,396
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	275,000	225,952
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	112,000	85,081
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	176,794
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	321,813
Morgan Stanley, 3.125%, 7/27/2026	82,000	76,992
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	48,101
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	85,326
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	139,307
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	55,000	54,957
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	102,000	78,193
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	197,456
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	200,000	198,833
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	231,545
Royal Bank of Canada, 2.3%, 11/03/2031	138,000	111,880
Royal Bank of Canada, 5%, 2/01/2033	70,000	68,736
Standard Chartered PLC, 6.187%, 7/06/2027 (n)	200,000	201,799
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	155,038
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	200,000	200,544
Toronto-Dominion Bank, 4.108%, 6/08/2027	57,000	54,760
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	114,757
Toronto-Dominion Bank, 2%, 9/10/2031	106,000	84,540
Toronto-Dominion Bank, 4.456%, 6/08/2032	42,000	39,542
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	200,000	171,450
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	142,044
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	320,349
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,000	33,874
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	48,903
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	84,000	84,445
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	130,000	111,295
		$5,771,491
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$200,000	$184,504
Becton, Dickinson and Co., 2.823%, 5/20/2030	206,000	179,859
Becton, Dickinson and Co., 4.298%, 8/22/2032	132,000	125,444
CVS Health Corp., 5%, 2/20/2026	83,000	82,716
CVS Health Corp., 5.25%, 1/30/2031	37,000	37,003
CVS Health Corp., 5.625%, 2/21/2053	87,000	85,461
HCA, Inc., 5.2%, 6/01/2028	69,000	68,431
HCA, Inc., 5.875%, 2/01/2029	55,000	55,502
Marin General Hospital, 7.242%, 8/01/2045	59,000	58,241
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	34,000	27,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	$57,000	$41,989
		$946,830
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$118,000	$77,926
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$191,229
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	124,000	102,037
		$293,266
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$31,024
Enbridge, Inc., 5.969%, 3/08/2026	59,000	59,091
Enbridge, Inc., 5.7%, 3/08/2033	83,000	84,139
Enbridge, Inc., 3.4%, 8/01/2051	124,000	86,390
Energy Transfer LP, 4%, 10/01/2027	52,000	49,012
Energy Transfer LP, 3.75%, 5/15/2030	52,000	47,100
Energy Transfer LP, 5.15%, 3/15/2045	98,000	84,584
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	160,461	148,021
Plains All American Pipeline LP, 4.65%, 10/15/2025	28,000	27,336
Plains All American Pipeline LP, 3.55%, 12/15/2029	126,000	111,336
Plains All American Pipeline LP, 4.3%, 1/31/2043	126,000	95,350
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	86,000	81,802
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	58,000	55,057
Targa Resources Corp., 4.2%, 2/01/2033	87,000	77,704
Targa Resources Corp., 4.95%, 4/15/2052	100,000	83,268
		$1,121,214
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$48,607
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	50,000	45,894
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	126,966
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	132,000	109,558
		$331,025
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$94,675
Other Banks & Diversified Financials – 0.3%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$88,000	$84,299
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	103,000	97,529
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	107,000	105,050
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	200,000	174,348
		$461,226
Pharmaceuticals – 0.2%
Amgen, Inc., 5.15%, 3/02/2028	$44,000	$44,029
Amgen, Inc., 5.25%, 3/02/2030	41,000	41,268
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	39,128
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	125,000	124,173
Pfizer, Inc., 2.55%, 5/28/2040	58,000	42,300
		$290,898
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$128,000	$125,235
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$142,000	$137,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$100,000	$100,479
Canadian Pacific Railway Co., 3.1%, 12/02/2051	80,000	55,868
		$156,347
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$109,000	$84,326
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	76,000	58,473
		$142,799
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031	$79,000	$61,703
Extra Space Storage LP, 5.5%, 7/01/2030	114,000	113,861
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	94,602
Prologis LP, REIT, 5.125%, 1/15/2034	137,000	136,952
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	47,000	36,975
		$444,093
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$210,000	$153,280
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$23,000	$16,425
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	66,000	47,571
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	94,531
AutoZone, Inc., 4.75%, 8/01/2032	76,000	73,355
Home Depot, Inc., 3.9%, 6/15/2047	94,000	79,215
		$311,097
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$56,000	$50,421
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	25,471
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	27,883
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	44,000	30,942
		$134,717
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$62,000	$50,380
DICK'S Sporting Goods, 4.1%, 1/15/2052	81,000	55,508
		$105,888
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$79,000	$77,060
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	251,000	238,986
Rogers Communications, Inc., 3.8%, 3/15/2032	120,000	104,289
Rogers Communications, Inc., 4.5%, 3/15/2042	149,000	122,827
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	59,987
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	231,890
T-Mobile USA, Inc., 5.05%, 7/15/2033	104,000	101,780
Vodafone Group PLC, 5.625%, 2/10/2053	168,000	163,190
		$1,100,009
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$96,000	$96,000
Philip Morris International, Inc., 5.625%, 11/17/2029	43,000	43,990
Philip Morris International, Inc., 5.125%, 2/15/2030	100,000	99,364
		$239,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$663,000	$505,745
U.S. Treasury Bonds, 2.875%, 5/15/2052	186,000	149,781
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)	250,000	244,492
U.S. Treasury Notes, 4.25%, 12/31/2024 (f)	70,000	69,073
U.S. Treasury Notes, 2.625%, 4/15/2025 (f)	592,000	568,620
		$1,537,711
Utilities - Electric Power – 1.8%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$67,000	$69,063
Alabama Power Co., 3.45%, 10/01/2049	177,000	130,122
American Electric Power Co., Inc., 5.699%, 8/15/2025	53,000	53,063
American Electric Power Co., Inc., 5.625%, 3/01/2033	69,000	70,248
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	78,844
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	25,000	23,444
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,797
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	85,651
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	213,000	180,378
Duke Energy Corp., 3.3%, 6/15/2041	149,000	109,707
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	194,184
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	200,000	158,307
Evergy, Inc., 2.9%, 9/15/2029	71,000	61,971
FirstEnergy Corp., 2.65%, 3/01/2030	134,000	112,929
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	48,204
Florida Power & Light Co., 4.45%, 5/15/2026	48,000	47,547
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	41,656
Georgia Power Co., 4.7%, 5/15/2032	162,000	156,451
Georgia Power Co., 5.125%, 5/15/2052	71,000	68,354
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	67,000	55,264
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	59,000	59,428
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	52,000	42,244
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	81,000	68,662
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	50,706
Pacific Gas & Electric Co., 2.5%, 2/01/2031	105,000	82,975
Southern California Edison Co., 4.5%, 9/01/2040	50,000	43,054
Southern California Edison Co., 3.65%, 2/01/2050	33,000	24,716
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	75,788
WEC Energy Group, Inc., 4.75%, 1/09/2026	163,000	160,755
Xcel Energy, Inc., 4.6%, 6/01/2032	138,000	130,549
		$2,502,061
Total Bonds		$27,388,059
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA	314	$24,229
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	1,448	$1,784
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$0
Total Warrants				$1,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 5.25% (v)	5,413,400	$5,413,400
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Standard & Poors 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	$ 1,376,688	3	$25,260
Standard & Poors 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	1,376,688	3	32,430
Standard & Poors 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	1,376,688	3	38,190
Total Purchased Options					$95,880
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.2% (j)	52,123	$52,123
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle, Inc., REIT	(164)	$(17,760)

Other Assets, Less Liabilities – 1.8%		2,499,840
Net Assets – 100.0%		$140,555,608
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,413,400 and $132,660,128, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,094,173, representing 5.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,343,568	USD	1,743,276	Deutsche Bank AG	8/23/2023	$34,504
CAD	1,606,000	USD	1,210,027	Merrill Lynch International	8/23/2023	8,249
EUR	3,070,000	USD	3,343,023	Merrill Lynch International	8/23/2023	36,226
HKD	843,000	USD	107,817	State Street Bank Corp.	8/23/2023	291
NOK	42,451,893	USD	3,972,997	HSBC Bank	8/23/2023	219,089
USD	2,288,578	CAD	3,013,000	JPMorgan Chase Bank N.A.	8/23/2023	2,982
USD	81,189	IDR	1,212,682,000	Citibank N.A.	8/23/2023	785
USD	120,795	ILS	439,381	Barclays Bank PLC	8/23/2023	1,189
USD	4,824,361	JPY	667,379,000	Merrill Lynch International	8/23/2023	116,256
USD	6,970,554	JPY	936,459,584	Morgan Stanley Capital Services, Inc.	8/23/2023	364,188
USD	682,296	NZD	1,094,000	Brown Brothers Harriman	8/23/2023	2,785
USD	898,183	NZD	1,442,841	State Street Bank Corp.	8/23/2023	1,997
USD	94,745	THB	3,204,240	Barclays Bank PLC	8/23/2023	920
USD	493,745	TWD	15,091,323	JPMorgan Chase Bank N.A.	8/23/2023	12,181
						$801,642
Liability Derivatives
AUD	2,619,000	USD	1,773,228	Barclays Bank PLC	8/23/2023	$(12,630)
AUD	2,993,000	USD	2,048,448	Deutsche Bank AG	8/23/2023	(36,432)
CHF	955,000	USD	1,112,976	Morgan Stanley Capital Services, Inc.	8/23/2023	(15,191)
EUR	1,359,000	USD	1,522,949	Morgan Stanley Capital Services, Inc.	8/23/2023	(27,053)
GBP	1,876,000	USD	2,417,754	Merrill Lynch International	8/23/2023	(9,916)
NOK	26,491,000	USD	2,642,696	Deutsche Bank AG	8/23/2023	(26,734)
NZD	2,510,000	USD	1,564,319	Merrill Lynch International	8/23/2023	(5,292)
SEK	2,211,000	USD	215,778	Brown Brothers Harriman	8/23/2023	(5,498)
SEK	36,115,069	USD	3,488,010	HSBC Bank	8/23/2023	(53,237)
USD	6,347,938	AUD	9,499,423	HSBC Bank	8/23/2023	(37,960)
USD	180,178	BRL	909,113	Goldman Sachs International	8/23/2023	(11,272)
USD	9,069,832	CHF	8,040,619	HSBC Bank	8/23/2023	(172,968)
USD	853,701	DKK	5,813,287	Deutsche Bank AG	8/23/2023	(5,232)
USD	13,280,129	EUR	12,154,334	Brown Brothers Harriman	8/23/2023	(98,545)
USD	622,848	GBP	497,795	HSBC Bank	8/23/2023	(16,070)
USD	1,388,854	GBP	1,093,000	Morgan Stanley Capital Services, Inc.	8/23/2023	(14,007)
USD	1,514,316	HKD	11,840,902	JPMorgan Chase Bank N.A.	8/23/2023	(4,185)
USD	413,381	INR	34,219,252	Barclays Bank PLC	8/23/2023	(2,369)
USD	367,454	KRW	489,025,800	Citibank N.A.	8/23/2023	(16,700)
USD	125,928	MXN	2,241,897	Morgan Stanley Capital Services, Inc.	8/23/2023	(7,411)
USD	1,883,557	NOK	19,806,000	Deutsche Bank AG	8/23/2023	(72,267)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	3,629,318	SEK	38,578,000	HSBC Bank	8/23/2023	$(39,695)
USD	404,416	SGD	539,841	JPMorgan Chase Bank N.A.	8/23/2023	(2,011)
USD	107,736	ZAR	2,078,796	State Street Bank Corp.	8/23/2023	(8,254)
						$(700,929)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
NSE IFSC NIFTY 50 Index	Short	USD	71	$2,817,564	August – 2023	$5,957
BIST 30 Index	Long	TRY	1,610	4,838,172	August – 2023	984,904
DAX Index	Long	EUR	7	3,184,234	September – 2023	67,051
FTSE MIB Index	Long	EUR	21	3,440,335	September – 2023	268,749
FTSE Taiwan Index	Short	USD	48	2,845,920	August – 2023	6,032
FTSE/JSE Top 40 Index	Long	ZAR	99	4,089,813	September – 2023	99,270
Hang Seng Index	Long	HKD	9	1,165,722	August – 2023	52,386
IBEX 35 Index	Long	EUR	34	3,616,245	August – 2023	78,181
Mexbol Index	Short	MXN	46	1,526,557	September – 2023	6,047
Mini Ibovespa	Long	BRL	859	4,455,919	August – 2023	123,147
OMX 30 Index	Long	SEK	85	1,821,302	August – 2023	10,352
						$1,702,076
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	91	$13,307,248	September – 2023	$73,172
U.S. Treasury Note 10 yr	Short	USD	18	2,005,313	September – 2023	53,332
U.S. Treasury Ultra Note 10 yr	Short	USD	16	1,871,750	September – 2023	39,214
						$165,718
						$1,867,794
Liability Derivatives
Equity Futures
CAC 40 Index	Short	EUR	58	$4,791,434	August – 2023	$(118,468)
FTSE 100 Index	Short	GBP	15	1,480,152	September – 2023	(16,469)
KOSPI 200 Index	Short	KRW	27	1,838,887	September – 2023	(20,023)
MSCI Singapore Index	Short	SGD	192	4,410,333	August – 2023	(174,575)
Russell 2000 Index	Short	USD	151	15,202,680	September – 2023	(845,030)
S&P 500 E-Mini Index	Short	USD	151	34,839,475	September – 2023	(2,056,230)
S&P MidCap 400 Index	Short	USD	41	11,247,940	September – 2023	(660,728)
S&P/ASX 200 Index	Short	AUD	3	370,677	September – 2023	(11,058)
S&P/TSX 60 Index	Short	CAD	5	940,356	September – 2023	(5,712)
Topix Index	Short	JPY	11	1,799,248	September – 2023	(84,557)
						$(3,992,850)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	154	$11,984,731	September – 2023	$(112,308)
Canadian Treasury Bond 10 yr	Long	CAD	7	637,546	September – 2023	(9,179)
Japan Government Bond 10 yr	Long	JPY	6	6,191,263	September – 2023	(54,469)
Long Gilt 10 yr	Short	GBP	78	9,622,738	September – 2023	(89,327)
U.S. Treasury Bond	Long	USD	1	124,438	September – 2023	(788)
U.S. Treasury Note 2 yr	Long	USD	12	2,436,375	September – 2023	(28,041)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	6	$793,312	September – 2023	$(10,999)
						$(305,111)
						$(4,297,961)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/20/33	USD	10,700,000	centrally cleared	SOFR - 1 day/Annually	3.45%/Annually	$178,077	$2,158	$180,235
9/20/53	USD	4,700,000	centrally cleared	SOFR - 1 day/Annually	3.18%/Annually	143,614	(5,511)	138,103
						$321,691	$(3,353)	$318,338
Liability Derivatives
Interest Rate Swaps
9/20/25	USD	47,300,000	centrally cleared	4.40%/Annually	SOFR - 1 day/Annually	$(225,199)	$(9,356)	$(234,555)
9/20/28	USD	20,000,000	centrally cleared	3.67%/Annually	SOFR - 1 day/Annually	(214,317)	(2,910)	(217,228)
						$(439,516)	$(12,266)	$(451,783)
At July 31, 2023, the fund had cash collateral of $1,405,722 and other liquid securities with an aggregate value of $15,383,397 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$70,998,916	$95,880	$—	$71,094,796
France	5,377,205	—	—	5,377,205
Japan	4,917,322	—	—	4,917,322
Switzerland	4,402,276	—	—	4,402,276
United Kingdom	4,089,913	—	—	4,089,913
Canada	3,110,668	—	—	3,110,668
Germany	2,675,975	—	—	2,675,975
Australia	1,089,048	—	—	1,089,048
Spain	1,055,336	—	—	1,055,336
Other Countries	7,369,480	37,927	—	7,407,407
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,537,711	—	1,537,711
Non - U.S. Sovereign Debt	—	557,128	—	557,128
Municipal Bonds	—	331,025	—	331,025
U.S. Corporate Bonds	—	16,298,505	—	16,298,505
Commercial Mortgage-Backed Securities	—	398,529	—	398,529
Asset-Backed Securities (including CDOs)	—	513,766	—	513,766
Foreign Bonds	—	7,751,395	—	7,751,395
Mutual Funds	5,465,523	—	—	5,465,523
Total	$110,551,662	$27,521,866	$—	$138,073,528
Securities Sold Short	$(17,760)	$—	$—	$(17,760)
Other Financial Instruments
Futures Contracts – Assets	$1,867,794	$—	$—	$1,867,794
Futures Contracts – Liabilities	(4,297,961)	—	—	(4,297,961)
Forward Foreign Currency Exchange Contracts – Assets	—	801,642	—	801,642
Forward Foreign Currency Exchange Contracts – Liabilities	—	(700,929)	—	(700,929)
Swap Agreements – Assets	—	318,338	—	318,338
Swap Agreements – Liabilities	—	(451,783)	—	(451,783)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2023, the value of securities loaned was $56,231. These loans were collateralized by cash of $52,123 and U.S. Treasury Obligations (held by the lending agent) of $6,726.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,390,993	$102,352,207	$98,329,464	$(219)	$(117)	$5,413,400
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$236,391	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
United States	70.0%
Australia	9.7%
Japan	7.2%
Switzerland	3.5%
Turkey	3.4%
Spain	3.3%
Italy	3.3%
United Kingdom	(3.7)%
Germany	(5.3)%
Other Countries	8.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.